Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Use Of Estimates

a.                        Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial Statements In United States Dollars

b.                        Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of NICE and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NICE and certain subsidiaries.

NICE and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

Principles Of Consolidation	c. Principles of consolidation: Intercompany transactions and balances have been eliminated upon consolidation.
Cash Equivalents	d. Cash equivalents: Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.
Marketable Securities

e.                 Marketable securities

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (loss). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-65. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in other comprehensive income (loss).

Inventories

f.                        Inventories

Inventories are stated at the lower of cost or market value. The cost of raw materials is determined by the "standard cost" method, and the cost of finished goods on the basis of costs charged by third party manufacturer. The cost of work-in-progress related to long-term contracts includes materials, subcontractors and other direct costs.

Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and discontinued products and for market prices lower than cost, if any. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory. Inventory write-downs for 2012, 2011 and 2010 were $ 3,482, $ 1,395 and $ 1,203, respectively, and have been included in cost of revenues.

Property And Equipment, Net

g.                       Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6- 15

Leasehold improvements are amortized by the straight-line method over the term of the lease  or the estimated useful life of the improvements, whichever is shorter.

Other Intangible Assets, Net

h.                 Other intangible assets, net:

Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following weighted average annual rates:

%

Core technology	18
Customer relationships and distribution network	18
Capitalized software development costs (see l below)	33
Trademarks	30
Covenant not to compete	49

Acquired IPR&D is capitalized and assessed for impairment at least annually until the completion of development and afterwards is amortized over its useful life. Impairment on acquired IPR&D of $ 0, $ 1,425 and $ 0 was recorded for the years 2012, 2011 and 2010, respectively.

Impairment Of Long-Lived Assets

i.                        Impairment of long-lived assets

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2012, 2011 and 2010, no impairment indicators have been identified.

Goodwill

j.                        Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company operates in three operation-based segments: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions, and these segments comprise its reporting units.

In September 2011, the Financial Accounting Standards Board, or FASB issued ASU 2011-08, Testing Goodwill for Impairment, codified in ASC 350 "Intangibles – Goodwill and Other". The revised accounting standard update intended to simplify how an entity tests goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The Company adopted the new guidance commencing January 1, 2012.

Following the adoption of the new guidance the Company performed a qualitative assessment and concluded that for the Customer Interactions Solutions and the Security Solutions, it is not more likely than not that the fair value of the reporting units is less than their carrying amounts and accordingly it is unnecessary to perform the two-step quantitative goodwill impairment test.

However, for the Financial Crime and Compliance Solutions segment it was concluded that it is more likely than not that the fair value of the reporting unit is less than its carrying amount and accordingly a quantitative goodwill impairment test was necessary and performed as in prior years by comparing the fair value of the reporting unit with its carrying value.

Fair value is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. The Company performed the annual impairment tests during the fourth quarter of 2012, 2011 and 2010 and did not identify any impairment losses.

Revenue Recognition

k.                        Revenue recognition

The Company generates revenues from sales of software products, services, which include support and maintenance, installation, project management, customization, consulting, training and hosting, as well as hardware sales. Professional services include mainly installation, project management, customization, consulting and training. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

Revenues from sales of product and software licensing are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or as the acceptance provision has lapsed.

For multiple element arrangements within the scope of software revenue recognition guidance, revenues are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements (maintenance and professional services) and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (software licenses) when the basic criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

Starting January 1, 2011, the Company adopted the guidance of ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13") and ASU 2009-14, Certain Arrangements That Include Software Elements, (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14"). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance in determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011.  This guidance did not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met.

The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue. While certain of the Company's products with embedded software are now accounted for following ASC 605, other software deliverables which are occasionally sold together with tangible products are not essential for the performance of the tangible products and thus continued to be within the scope of ASC 985-605. As a result, the impact of the adoption of these standards was immaterial.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, such as software and non-software components that function together to deliver the products' essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE, if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, in rare instances, using the price established by management having the relevant authority. When VSOE cannot be established, the Company attempts to establish selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy typically differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor products' selling prices are on a standalone basis. Therefore, the Company is typically not able to determine TPE.  The best estimate of selling price is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of ESP is judgmental.

In multiple element arrangements where more-than-incidental software deliverables are included, revenue is allocated to each separate unit of accounting for each of the non-software deliverables and to the software deliverables as a group using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy. If the arrangement contains more than one software deliverable, the arrangement consideration allocated to the software deliverables as a group is then allocated to each software deliverable using the guidance for recognizing software revenue, as amended.

For all periods presented, amounts billed to customers related to shipping and handling are classified as revenue, and the Company's respective shipping and handling costs are included in cost of sales.

The Company's policy for establishing VSOE of fair value of maintenance services is based on the price charged when the maintenance is renewed separately. Establishment of VSOE of fair value of professional services is based on the price charged when these services are sold separately.

Revenues from maintenance and professional services are recognized ratably over the contractual period and as services are performed, respectively.

Revenues from fixed price contracts that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts", using the percentage-of-completion method of accounting based on the ratio of costs related to contract performance incurred to date to the total estimated amount of such costs. The amount of revenue recognized is based on the total fees under the arrangement and the percentage of completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contact.

The Company maintains a provision for product returns in accordance with ASC 605, "Revenue Recognition". The provision is estimated based on the Company's past experience and is deducted from revenues. As of December 31, 2012 and 2011, the provision for product returns amounted to $ 2,167 and $ 2,237, respectively.

The Company also generates sales from SaaS offerings which provides its customers access to certain of its software within a cloud-based IT environment that the Company manages and offers to customers on a subscription basis. Revenues for the Company's software SaaS subscription offerings are recognized ratably over the contract term commencing with the date its service is made available to customers and all other revenue recognition criteria have been satisfied.

Deferred revenues include advances and payments received from customers, for which revenue has not yet been recognized.

Research And Development Costs

l.                         Research and development costs:

Research and development costs (net of grants) incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product.

Income Taxes

m.                       Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income. See note 2(y) on changes in Accounting Principle.

Government Grants

n.                       Government grants:

Non-royalty bearing grants from the Government of Israel for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development costs.

Concentrations Of Credit Risk

o.                       Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities and foreign currency derivative contracts.

The Company's cash and cash equivalents are invested in deposits mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are derived from sales to customers located primarily in North America, EMEA and APAC. The Company performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables. Additionally, the Company insures certain of its receivables with a credit insurance company. A general allowance for doubtful accounts is provided, based on the length of time the receivables are past due.

The Company's marketable securities include investment in corporate debentures, U.S. Treasuries, U.S. government agency debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows resulting from investments in Israeli Treasury Bills and payroll expenses and entered into option contracts to hedge future anticipated payments relating to a leasehold improvement. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. See v below and Note 11.

Severance Pay

p.                       Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

The Company's agreements with employees in Israel, joining the Company since May 1, 2009, are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expense for 2012, 2011 and 2010 amounted to $11,176, $ 12,090 and $ 8,978, respectively.

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 6% of their eligible compensation, but generally not greater than $ 16.5 per year, (for certain employees over 50 years of age the maximum contribution is $ 22 per year) of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 6% of their eligible compensation. In the years 2012, 2011 and 2010, the Company recorded an expense for matching contributions in the amount of $ 3,989, $ 3,129 and $ 2,723, respectively.

Basic And Diluted Net Earnings Per Share

q.                        Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

The weighted average number of shares related to outstanding anti-dilutive options and restricted shares excluded from the calculations of diluted net earnings per share was 785,821, 1,096,069 and 2,086,379 for the years 2012, 2011 and 2010, respectively.

Accounting For Stock-Based Compensation

r.                        Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term. The Company has historically not paid dividends. For information on the Company's future plans to pay dividends see notes 14d and 14e.

The Company values restricted stock based on the market value of the underlying shares at the date of grant.

Fair Value Of Financial Instruments

s.                        Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

•

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The Company's marketable securities trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency and accordingly are categorized as Level 2.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following tables present assets and liabilities measured at fair value on a recurring basis at December 31, 2012 and 2011:

	2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Marketable securities:
Corporate debentures	$-	$194,553	$-	$194,553
U.S. Treasuries	-	13,443	-	13,443
U.S. Government agency debentures	-	375	-	375
Israeli Treasury Bills	-	106,574	-	106,574

Total marketable securities	$-	$314,945	$-	$314,945

Derivative assets	$-	$2,795	$-	$2,795

Derivative liabilities	$-	$(4,107)	$-	$(4,107)

	2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Marketable securities:
Corporate debentures	$-	$202,834	$-	$202,834
U.S. Treasuries	-	19,482	-	19,482
U.S. Government agency debentures	-	10,748	-	10,748
Israeli Treasury Bills	-	125,067	-	125,067

Total marketable securities	$-	$358,131	$-	$358,131

Derivative assets	$-	$9,587	$-	$9,587

Derivative liabilities	$-	$(2,948)	$-	$(2,948)

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the short-term maturities of such instruments.

Legal Contingencies

t.                        Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Advertising Expenses	u. Advertising expenses: Advertising expenses are charged to expense as incurred. Advertising expenses for the years 2012, 2011 and 2010 were $ 10,214, $ 7,887 and $ 6,969, respectively.
Derivatives And Hedging Activities

v.                        Derivatives and hedging activities:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative qualified and designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

Treasury Shares

w.                       Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

Comprehensive Income

x.                        Comprenensive Income

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. The Company adopted the new guidance commencing January 1, 2012.  The Company chose to present the Comprehensive Income in two separate but consecutive statements.

Change In Accounting Policy

y.                       Change in accounting  policy

Beginning 2012, the Company revised its accounting policy and now classifies interest and penalties related to income taxes (which includes uncertain tax positions) as a component of the provision for income taxes in the taxes on income (tax benefit) line of the consolidated statements of income. The Company believes that the classification of interest and penalties in the provision for income taxes is preferable because it believes these interest and penalties are costs of managing taxes payable (as opposed to, for example, interest being the cost of a debt). It is also more consistent with the way in which the Company manages the settlement of uncertain tax positions as one overall amount inclusive of interest and penalties and will provide more meaningful information to investors by including only interest income related to the Company's financial assets within financial income, net.

The change in accounting method for presentation of interest and penalties for income taxes was accounted for in accordance with ASC 250, "Accounting Changes and Error Corrections."  Accordingly, the change in accounting principle has been applied retrospectively by adjusting the financial statement amounts for the prior periods presented. The change to current or historical periods presented herein due to the change in accounting principle was limited to income statement classification, with no effect on net income.

Interest and penalties expenses for 2012 related to income taxes amounted to $ 1,880. The Company reclassified interest and penalties expenses in the amounts of $ 765 and $204 related to uncertain tax positions included in financial expenses, during 2011 and 2010, respectively, to conform to current year's presentation.